Related Party Transactions - Summary of Amounts Included in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to related party	$ 5	$ 13
Accounts Receivable, Net | Hilton
Related Party Transaction [Line Items]
Due from related party	5
Accounts Payable, Accrued Expenses and Other | Hilton
Related Party Transaction [Line Items]
Due to related party	$ 5	$ 13